Decommissioning Provision (Details)	9 Months Ended		12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2021 CAD ($)
Decommissioning Provision
Balance at June 30, 2020	$ 123,940		$ 136,280
Beginning balance at June 30, 2019	124,960		123,940
Effect of movement in foreign exchange rates	1,020		(12,340)
Beginning balance at June 30, 2019	$ 124,960	$ 100,000	$ 123,940